ACQUISITION (Details Narrative) - USD ($) $ in Thousands			3 Months Ended		9 Months Ended		12 Months Ended
	May 18, 2022	Apr. 18, 2022	Oct. 01, 2022	Oct. 02, 2021	Oct. 01, 2022	Oct. 02, 2021	Jan. 01, 2022	Jan. 02, 2021	Oct. 02, 2022
Business Acquisition [Line Items]
Operating expenses			$ 11,830	$ 9,151	$ 32,556	$ 27,933	$ 41,167	$ 43,593
Headway Workforce Solutions [Member]
Business Acquisition [Line Items]
Payments to acquire business	$ 160
Business combination consideration transferred	4,290
Intangible assets			$ 5,800		5,800				$ 5,800
Operating expenses					$ 449
Stock Purchase Agreement [Member]
Business Acquisition [Line Items]
Payments to acquire receivables		$ 14
Stock issued during period, shares, conversion of convertible securities		9,000,000
Stock Purchase Agreement [Member] | Series H Convertible Preferred Stock [Member]
Business Acquisition [Line Items]
Stock issued during period, shares, conversion of convertible securities		9,000,000
Payments to acquire business	$ 9,000	$ 9,000
Stock Purchase Agreement [Member] | Series H Convertible Preferred Stock [Member] | Headway Workforce Solutions [Member]
Business Acquisition [Line Items]
Business combination consideration transferred		$ 4,450